Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventories
Schedule of inventory

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
Raw materials	421,800,272	387,319,932	59,646,411
Work-in-process	3,202,142	5,152,109	793,413
Finished goods	71,752,211	46,369,051	7,140,731

Total inventories	496,754,625	438,841,092	67,580,555